Trading Activities Net Interest Income and Net Gains (Losses) on Trading Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Debt securities, interest income	$ 2,466	$ 2,086	$ 2,530
Equity securities, interest income	707	608	554
Total interest income	54,024	39,694	47,919
Less: Interest expense	592	405	442
Net interest income	44,950	35,779	39,956
Debt securities, net gains (losses)	(10,053)	(1,796)	2,697
Equity securities, net gains (losses)	(3,823)	4,491	(630)
Loans held for sale, net gains (losses)	6	54	28
Long-term debt	52	0	0
Derivatives	15,934	(2,465)	(923)
Total net gains from trading activities	2,116	284	1,172
Total trading-related net interest and noninterest income	4,535	2,446	3,656
Held for trading at fair value [Member]
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Equity securities, interest income	497	441	366
Loans held for sale, interest income	48	40	30
Total interest income	3,011	2,567	2,926
Net interest income	$ 2,419	$ 2,162	$ 2,484